Biological Assets	9 Months Ended
Sep. 30, 2024
Biological Assets [Abstract]
Biological assets

6 Biological assets

Changes in biological assets:

	Current		Non-current
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Balance at the beginning of the period	1,712,153	1,861,106	531,477	501,958
Business combination adjustments	—	(24,542)	—	—
Increase by reproduction (born) and cost absorption including death	7,946,809	9,480,586	1,044,216	617,834
Reduction for slaughter, sale or consumption	(9,087,750)	(10,140,478)	(52,962)	(47,496)
Purchases	324,336	331,670	180,481	134,415
Fair value adjustments	56,074	(80,253)	(108)	—
Reclassification from non-current to current	704,768	229,989	(704,768)	(229,990)
Exchange rate variation	(66,386)	20,720	(21,790)	4,197
Amortization	—	—	(449,194)	(445,763)
Balance at the end of the period	1,590,004	1,678,798	527,352	535,155